Trade and other receivables (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Changes In Allowance Account For Credit Losses Of Financial Assets [Roll Forward]
Opening balance	S/ 781	S/ 667	S/ 352
Additions	1,190	114	315
Write-off	(286)
Ending balance	S/ 1,685	S/ 781	S/ 667